Material accounting policies - Foreign currency transactions and balances (Details) - £ / $	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Foreign exchange rates
Closing rate	0.7981	0.7845
Average rate	0.7825	0.8042